Summary of Significant Accounting Policies - Schedule of Receivables from Broker-Dealers and Clearing Organizations (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 20,657,212	$ 12,023,559
Receivables from broker-dealers and clearing organizations for futures customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	18,787,261	9,010,040
Receivables from broker-dealers and clearing organizations for securities customer accounts [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	1,697,398	251,759
Receivables from broker-dealers and clearing organizations for securities proprietary trading [Member]
Schedule of Receivables from Broker-Dealers and Clearing Organizations [Line Items]
Total assets	$ 172,553	$ 2,761,760